Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2011
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Note 21—Selected Quarterly Financial Data (Unaudited):

Selected unaudited financial data for each quarter of the last two fiscal years was as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	as adjusted (in millions, except per share amounts)
Fiscal 2011
Revenues	$2,627	$2,749	$2,821	$2,724
Operating income	$206	$272	$252	$217
Income from continuing operations(1)	$124	$157	$151	$126
Income from discontinued operations	$1	$33	$22	$5
Net income(1)	$125	$190	$173	$131
Basic earnings per share(2)	$.32	$.50	$.47	$.35
Diluted earnings per share(2)	$.32	$.50	$.46	$.35

Fiscal 2010
Revenues	$2,583	$2,675	$2,703	$2,619
Operating income	$198	$209	$225	$204
Income from continuing operations(1)	$113	$117	$130	$119
Income from discontinued operations	$4	$6	$5	$2
Net income(1)	$117	$123	$135	$121
Basic earnings per share(2)	$.29	$.31	$.34	$.31
Diluted earnings per share(2)	$.29	$.31	$.34	$.30

(1)	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
(2)	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.

Science Applications:

Income from continuing operations and net income of Science Applications includes interest expense on the related party note and associated income taxes, which relate solely to Science Applications and are not reflected in the combined amounts above. Income from continuing operations and net income of Science Applications for each quarter of the last two fiscal years was as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions)
Fiscal 2011
Income from continuing operations	$121	$154	$149	$126
Net income	$122	$187	$171	$131

Fiscal 2010
Income from continuing operations	$110	$114	$125	$116
Net income	$114	$120	$130	$118